Long-term Debt - Interest Income and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Interest income	$ 40	$ 41
Penalty on early repayment of long-term debt to Former Parent	0	(26)
Foreign exchange gain (loss)	1	(3)
Interest Income and Other	$ 41	$ 12